REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital [Abstract]
Schedule of compliance with regulatory capital

			As of December 31, 2012

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$76,560	12.4%	>$ 9,437	>1.5%	>$31,457	>5.0%

Core capital	$76,560	12.4%	>$25,166	>4.0%	>$37,749	>6.0%

Risk-based capital	$78,721	25.6%	>$24,700	>8.0%	>$30,875	>10.0%

			As of December 31, 2011

					To be “well-
					capitalized” under
			For capital		prompt corrective
	Actual		adequacy purposes		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$60,183	10.0%	>$ 9,247	>1.5%	>$30,823	>5.0%

Core capital	$60,183	10.0%	>$24,659	>4.0%	>$36,988	>6.0%

Risk-based capital	$61,622	18.8%	>$26,226	>8.0%	>$32,782	>10.0%